Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Disciplined Core Fund Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Core Fund Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Core Fund Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Disciplined Core Fund Class A | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund Class A | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class A | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Disciplined Core Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Disciplined Core Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Disciplined Core Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Disciplined Core Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Disciplined Core Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Disciplined Core Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Disciplined Core Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Core Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Disciplined Core Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Core Fund Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Core Fund Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Advisor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Advisor Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund Advisor Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Core Fund Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Disciplined Core Fund Advisor Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund Advisor Class | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Advisor Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Advisor Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Disciplined Core Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Disciplined Core Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Disciplined Core Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Disciplined Core Fund Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Disciplined Core Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Disciplined Core Fund Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Disciplined Core Fund Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Core Fund Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Advisor Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Disciplined Core Fund Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Core Fund Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Core Fund Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Core Fund Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Disciplined Core Fund Class C | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund Class C | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class C | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Disciplined Core Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Disciplined Core Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Disciplined Core Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Disciplined Core Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Disciplined Core Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Disciplined Core Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Disciplined Core Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Core Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Disciplined Core Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Core Fund Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Core Fund Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Core Fund Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Disciplined Core Fund Institutional Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund Institutional Class | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Disciplined Core Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Disciplined Core Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Disciplined Core Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Disciplined Core Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Disciplined Core Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Disciplined Core Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Disciplined Core Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Core Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Disciplined Core Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Core Fund Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Core Fund Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Core Fund Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Disciplined Core Fund Institutional 2 Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund Institutional 2 Class | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 2 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 2 Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Disciplined Core Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Disciplined Core Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Disciplined Core Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Disciplined Core Fund Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Disciplined Core Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Disciplined Core Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Disciplined Core Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Core Fund Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Disciplined Core Fund Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Core Fund Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Core Fund Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Core Fund Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Disciplined Core Fund Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Core Fund Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Disciplined Core Fund Institutional 3 Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund Institutional 3 Class | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 3 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 3 Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Disciplined Core Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Disciplined Core Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Disciplined Core Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Disciplined Core Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Disciplined Core Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Disciplined Core Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Disciplined Core Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Disciplined Core Fund Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Disciplined Core Fund Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%